Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277


April 30, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company and
        Brighthouse Separate Account A
        File Nos. 333-209053/811-03365
        (Series VA (offered on and after May 2, 2016))
        Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus, Prospectus, and Statement of Additional Information ("SAI"), each dated April 29, 2019, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the Prospectus, Prospectus and SAI contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on April 10, 2019.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton

Dionne Sutton
Corporate Counsel
Brighthouse Life Insurance Company